Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance (PVP) table provides information about compensation for our NEOs for each of fiscal 2025, 2024, 2023, 2022 and 2021 (the “Covered Years”). The PVP table also provides information about the results for certain financial performance measures during the Covered Years. In reviewing this information, there are a few important things to consider:
•	The information in columns (b) and (d) comes directly from the Summary Compensation table (SCT) in this proxy statement, without adjustment.
•
As required by the PVP regulations, we describe the information in columns (c) and (e) as “compensation actually paid” (CAP) to the applicable NEOs, but these CAP amounts do not necessarily reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP is a calculation involving a combination of realized pay (for cash amounts and some equity award amounts) and realizable or accrued pay (primarily for pension benefits and other equity awards).

•	The PVP regulations require that we choose a peer group or index for purposes of TSR comparisons, and we have chosen the S&P 400 Industrials Sector (the “PVP Peer Index”) for this purpose.
•
As required by the PVP regulations, we provide information about our cumulative TSR, cumulative PVP Peer Index TSR and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP table.

The Company is required to designate one financial metric as the “Company-Selected Measure,” or the most important financial measure that demonstrates how the Company sought to link 2025 executive pay to performance. For 2025, the Company has selected adjusted EBITDA. However, the Company believes that all of the metrics designated in the “Important Financial Performance Measures” section below are important drivers of Company performance.

					Value of initial fixed $100 Investment based on:
Fiscal Year (a)	Summary Compensation Table “SCT” Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs (e)(2)	Total Shareholder Return (f)(3)	PVP Peer Index Total Shareholder Return (g)(3)	Net Income (h)(4)	Adjusted EBITDA (i)(5)
2025	$19,558,706	$26,092,862	$2,277,113	$3,512,610	$295.9	$263.0	$246.2	$519.8
2024	$8,977,576	$12,753,252	$1,609,114	$2,003,000	$245.8	$283.9	$209.9	$482.1
2023	$8,450,217	$14,352,594	$1,684,877	$2,647,801	$211.6	$209.7	$166.7	$433.9
2022	$19,404,363	$18,435,256	$3,068,308	$2,923,082	$177.8	$201.6	$54.7	$266.5
2021	$8,895,001	$31,906,739	$1,471,773	$4,853,752	$180.1	$195.7	$90.1	$174.3

(1)
Dr. Michal J. Hartnett was out principal executive officer (PEO) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Dr. Hartnett as our “other NEOs.” Daniel A. Bergeron, Richard J. Edwards, John J. Feeney and Robert M. Sullivan were our other NEOs for each of the Covered Years.

(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(15,619,573)	(6,317,484)	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	-	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	22,153,729	10,093,160	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	10,183,010	8,560,633	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	3,414,310	3,925,511	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awarded and vested in the Covered Year	6,750,000	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	1,806,409	(2,392,984)	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that were forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	6,534,156	3,775,676	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(1,345,767)	(750,557)	(834,923)	(1,419,015)	(548,610)
- SCT “Option Awards” column value	(218,586)	(181,380)	(216,122)	(899,933)	(383,306)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,799,850	1,325,823	2,013,969	2,173,722	4,313,895
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	1,676,970	1,305,637	1,255,428	2,321,426	1,476,742
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	591,967	381,552	750,249	(131,882)	2,408,207
+ the vesting date fair value pf equity awarded and vested in the Covered Year	-	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	530,913	(361,366)	8,292	(15,822)	428,946
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that was forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	1,235,497	393,886	962,924	(145,226)	3,381,979

(3)
TSR assumes an initial investment of $100 on March 28, 2020 in RBC common stock for our cumulative TSR and in the PVP Peer Index for the PVP Peer Index cumulative TSR, based on market prices at the end of each fiscal year through and including March 29, 2025, and reinvestment of dividends.

(4)	Dollars in millions.
(5)
Adjusted EBITDA is calculated based on the Company’s net income as used for external reporting purposes adjusted to exclude various items that are reflected in externally reported net income. See Appendix B for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure. Dollar values are in millions.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Dr. Michal J. Hartnett was out principal executive officer (PEO) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Dr. Hartnett as our “other NEOs.” Daniel A. Bergeron, Richard J. Edwards, John J. Feeney and Robert M. Sullivan were our other NEOs for each of the Covered Years.

Peer Group Issuers, Footnote
(3)
TSR assumes an initial investment of $100 on March 28, 2020 in RBC common stock for our cumulative TSR and in the PVP Peer Index for the PVP Peer Index cumulative TSR, based on market prices at the end of each fiscal year through and including March 29, 2025, and reinvestment of dividends.

PEO Total Compensation Amount	$ 19,558,706	$ 8,977,576	$ 8,450,217	$ 19,404,363	$ 8,895,001
PEO Actually Paid Compensation Amount	$ 26,092,862	12,753,252	14,352,594	18,435,256	31,906,739
Adjustment To PEO Compensation, Footnote
(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(15,619,573)	(6,317,484)	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	-	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	22,153,729	10,093,160	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	10,183,010	8,560,633	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	3,414,310	3,925,511	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awarded and vested in the Covered Year	6,750,000	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	1,806,409	(2,392,984)	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that were forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	6,534,156	3,775,676	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(1,345,767)	(750,557)	(834,923)	(1,419,015)	(548,610)
- SCT “Option Awards” column value	(218,586)	(181,380)	(216,122)	(899,933)	(383,306)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,799,850	1,325,823	2,013,969	2,173,722	4,313,895
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	1,676,970	1,305,637	1,255,428	2,321,426	1,476,742
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	591,967	381,552	750,249	(131,882)	2,408,207
+ the vesting date fair value pf equity awarded and vested in the Covered Year	-	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	530,913	(361,366)	8,292	(15,822)	428,946
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that was forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	1,235,497	393,886	962,924	(145,226)	3,381,979

Non-PEO NEO Average Total Compensation Amount	$ 2,277,113	1,609,114	1,684,877	3,068,308	1,471,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,512,610	2,003,000	2,647,801	2,923,082	4,853,752
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(15,619,573)	(6,317,484)	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	-	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	22,153,729	10,093,160	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	10,183,010	8,560,633	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	3,414,310	3,925,511	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awarded and vested in the Covered Year	6,750,000	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	1,806,409	(2,392,984)	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that were forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	6,534,156	3,775,676	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-	-	-
- SCT “Stock Awards” column value	(1,345,767)	(750,557)	(834,923)	(1,419,015)	(548,610)
- SCT “Option Awards” column value	(218,586)	(181,380)	(216,122)	(899,933)	(383,306)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,799,850	1,325,823	2,013,969	2,173,722	4,313,895
+ the Covered Year-end fair value of equity awarded in (and still outstanding as of the end of) the Covered Year	1,676,970	1,305,637	1,255,428	2,321,426	1,476,742
+/- the change in fair value of equity awarded in prior Covered Years (and still outstanding as of the end of the Covered Year)	591,967	381,552	750,249	(131,882)	2,408,207
+ the vesting date fair value pf equity awarded and vested in the Covered Year	-	-	-	-	-
+/- the change in fair value of equity awarded in prior Covered Years that vested in the Covered Year	530,913	(361,366)	8,292	(15,822)	428,946
- prior the Covered Year-end fair value of equity awarded in prior Covered Years that was forfeited in the Covered Year	-	-	-	-	-
+ dividends/earnings paid or accrued on equity awarded during or for the Covered Year (if not otherwise included in CAP)	-	-	-	-	-
Total Added (or Deducted):	1,235,497	393,886	962,924	(145,226)	3,381,979

Compensation Actually Paid vs. Total Shareholder Return	The following charts show the relationships between the Company’s cumulative TSR, the cumulative TSR for the PVP Peer Index, our PEO’s CAP, and our other NEOs’ CAP.
Compensation Actually Paid vs. Net Income	The following charts show the relationships between the Company’s net income, our PEO’s CAP, and our other NEOs’ CAP.
Compensation Actually Paid vs. Company Selected Measure	The following charts show the relationships between the Company’s adjusted EBITDA, our PEO’s CAP, and our other NEOs’ CAP.
Total Shareholder Return Vs Peer Group	The following charts show the relationships between the Company’s cumulative TSR, the cumulative TSR for the PVP Peer Index, our PEO’s CAP, and our other NEOs’ CAP.
Tabular List, Table
Important Financial Performance Measures
The following table provides what we believe are the most important financial performance measures we used to link executive pay for our PEO and Other NEOs for 2025 to our performance:

Performance Measure	Type of Performance Measure
Adjusted EBITDA	Financial
Adjusted Return on Invested Capital	Financial
Free Cash Flow	Liquidity

Total Shareholder Return Amount	$ 295.9	245.8	211.6	177.8	180.1
Peer Group Total Shareholder Return Amount	263	283.9	209.7	201.6	195.7
Net Income (Loss)	$ 246,200,000	$ 209,900,000	$ 166,700,000	$ 54,700,000	$ 90,100,000
Company Selected Measure Amount	519,800,000	482,100,000	433,900,000	266,500,000	174,300,000
PEO Name	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is calculated based on the Company’s net income as used for external reporting purposes adjusted to exclude various items that are reflected in externally reported net income. See Appendix B for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure. Dollar values are in millions.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,534,156	$ 3,775,676	$ 5,902,377	$ (969,107)	$ 23,011,738
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,153,729	10,093,160	11,887,323	15,216,019	29,637,205
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,183,010	8,560,633	6,995,864	16,179,662	11,090,134
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,414,310	3,925,511	4,844,811	(827,571)	15,484,735
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,750,000	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,806,409	(2,392,984)	46,648	(136,072)	3,062,336
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,619,573)	(6,317,484)	(5,984,946)	(10,364,286)	(3,725,036)
PEO | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(5,820,840)	(2,900,431)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,235,497	393,886	962,924	(145,226)	3,381,979
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,799,850	1,325,823	2,013,969	2,173,722	4,313,895
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,676,970	1,305,637	1,255,428	2,321,426	1,476,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	591,967	381,552	750,249	(131,882)	2,408,207
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,913	(361,366)	8,292	(15,822)	428,946
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,345,767)	(750,557)	(834,923)	(1,419,015)	(548,610)
Non-PEO NEO | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (218,586)	$ (181,380)	$ (216,122)	$ (899,933)	$ (383,306)